Trade Receivables, Other Receivables and Prepayments - Schedule of Other Receivables (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables [Abstract]
Other receivables		$ 106,116	$ 64,423
Long-term receivable to be collected within 1 year	[1]		7,000,000
Prepayments		10,323,846	11,618,310
Other receivables and prepayments		$ 10,429,962	$ 18,682,733

[1]	On October 19, 2022, the Company entered into a stock purchase agreement with a Purchaser and closed the transaction pursuant to the terms of the Stock Purchase Agreement, resulting in the Company’s sale of 20,000 shares of common stock (the “Shares”) in Hongri International Holding Limited (“Hongri”), constituting all of the issued and outstanding capital stock in Hongri, in consideration for $10,000,000.